[LOGO] M F S(SM)                                              Semiannual Report
INVESTMENT MANAGEMENT                                          October 31, 1997

MFS(R) MUNICIPAL LIMITED MATURITY FUND




[Graphic Omitted]




LEARNING FINANCIAL BASICS THE EASY WAY (see page 24)

TABLE OF CONTENTS

Letter from the Chairman ..................................................  1
Portfolio Manager's Overview ..............................................  2
Portfolio Manager's Profile ...............................................  3
Fund Facts ................................................................  4
Performance Summary .......................................................  4
Portfolio Concentration ...................................................  5
Portfolio of Investments ..................................................  6
Financial Statements ...................................................... 10
Notes to Financial Statements ............................................. 17
MFS Investment Opportunities .............................................. 22
The MFS Family of Funds(R) ................................................ 23
The ABCs of Investing ..................................................... 24
Trustees and Officers ..................................................... 25

   HIGHLIGHTS

   o FOR THE SIX MONTHS ENDED OCTOBER 31, 1997, CLASS A SHARES OF THE FUND PROVIDED A TOTAL RETURN AT NET ASSET VALUE OF 3.22%, CLASS B SHARES 2.82%, AND CLASS C SHARES 2.77%. (SEE PERFORMANCE SUMMARY FOR MORE INFORMATION.)

   o THE FIXED-INCOME MARKET HAS BENEFITED FROM A CONTINUATION OF HEALTHY, BUT NOT OVERHEATED, ECONOMIC GROWTH, LOW INFLATION RATES DESPITE SCATTERED REPORTS OF WAGE PRESSURES, THE STRONG DOLLAR, AND THE VIRTUAL ELIMINATION OF THE FEDERAL BUDGET DEFICIT.

   o GIVEN THE ECONOMY'S UNUSUAL CONSISTENCY AND ECONOMIC PROSPERITY, THE MUNICIPAL MARKET HAS BEEN CHARACTERIZED BY NARROWING YIELD SPREADS AMONG QUALITIES AND VIRTUAL UNIFORMITY IN PERFORMANCE AMONG SECTORS AND REGIONS.

   o ALTHOUGH THE FUND'S AVERAGE MATURITY HAS BEEN NEAR THE LOWER END OF ITS HISTORICAL RANGE, WE BELIEVE THAT A STABLE, MODERATE AVERAGE MATURITY IS IN THE LONG-TERM BEST INTEREST OF SHAREHOLDERS.

LETTER FROM THE CHAIRMAN

[Photo of A. Keith Brodkin]

Dear Shareholders:
An unprecedented combination of generally positive factors has helped the U.S. economy enjoy a sustained period of relative stability and moderate growth in which thousands of new jobs have been created every month, inflation remains under control, and the investment climate -- at least until now -- has been favorable. For example, the increased use of technology and other productivity enhancements, as well as corporate restructuring and global competition, is improving companies' balance sheets and helping control inflation. Meanwhile, borrowing by corporations and governments continues to decline, while consumer confidence is increasing, although consumer debt levels are still uncomfortably high. The rapid pace of growth seen in the first quarter slowed to an annual rate of 3.3% in the second quarter and 3.5% in the third. We believe economic momentum will carry well into the first quarter of 1998, as the money supply is increasing at a rapid rate, and it still appears that Christmas sales could be quite good. Because economic growth continues to be impressive, markets are likely to continue to focus on the Federal Reserve Board's (the Fed's) willingness to raise interest rates.

The U.S. government bond market has benefited from the deflationary events in Southeast Asia, while the high-yield and emerging-debt markets have come under severe pressure. Inflation remains under control, and the Fed will most likely take a wait-and-see attitude toward raising interest rates. As a result, our near-term outlook for high-grade markets is neutral to moderately positive. At the same time, high-yield markets, having gone through a substantial correction, could offer reasonable value but require careful selection. Overall, fixed-income markets appear to be reasonably valued.

We appreciate your support and welcome any questions or comments you may have.

Respectfully,

/s/ A. Keith Brodkin
A. Keith Brodkin
Chairman and President

November 14, 1997

PORTFOLIO MANAGER'S OVERVIEW

[Photo of Robert A. Dennis]

      Robert A. Dennis

Dear Shareholders:

For the six months ended October 31, 1997, Class A shares of the Fund provided a total return of 3.22%, Class B shares 2.82%, and Class C shares 2.77%. These returns assume the reinvestment of distributions but exclude the effects of any sales charges.

During this period, high-grade municipal bond yields in the three- to five-year maturity range declined by about 65 basis points (0.65%). Rates generally declined from May through July, rose during August, and fell again during September and October. One-year high-grade yields declined only 15 basis points (0.15%), resulting in a flatter yield curve in this segment of the municipal bond market.

The driving forces behind the market's strong tone were the continuation of the general trend of healthy, but not overheated, economic growth and inflation rates that remained low despite scattered reports of wage pressures in various segments of the economy. The strong dollar and the virtual elimination of the federal budget deficit contributed to the positive market performance, while the turmoil in Southeast Asian markets and resulting volatility in the U.S. stock market added to the favorable fixed-income picture in recent weeks. Despite a domestic economy showing impressive growth, the confluence of these factors appears to have forestalled any near-term prospects for Fed tightening.

While limited-maturity municipals performed well over the past six months, they underperformed U.S. Treasury bonds, whose yields declined by about 85 basis points (0.85%) over the same period. (Principal value and interest on Treasury securities are guaranteed by the U.S. government if held to maturity.) The yield ratio of five-year municipal bonds rated "AAA" by Standard & Poor's to that of Treasuries has risen to nearly 73%, from 69% earlier this year. This trend reflects the fact that new issuance in the municipal market has been heavy in recent months, outstripping demand. For the first 10 months of 1997, new-issue volume was up 17% over the same period in 1996.

With the U.S. economy showing unusual consistency in its recent prosperity, the municipal market has been characterized by narrowing yield spreads among qualities and virtual uniformity in performance among sectors and regions. The major change in yield spreads over the past six months has been the yield advantage of bonds rated "Baa" over those rated "AAA," which has narrowed from 55 to 45 basis points (0.55% to 0.45%).

The Fund's returns lagged the average return of 3.60% for short- to intermediate-term municipal bond funds as tracked by Lipper Analytical Services, Inc., an independent firm that reports mutual fund performance. The primary reason for the underperformance was the fact that the Fund has been run conservatively over the past year, with an average maturity at close to three years, near the lower end of its historical range. Funds with longer average maturities have outperformed during this period. The total returns of the Lehman Brothers Municipal Bond Index (an unmanaged index of investment-grade municipal bonds with maturities of two years or more) for three- and five-year maturities were 3.60% and 4.73%, respectively, over the six-month period. Given the volatility of interest rates, we believe that maintaining a stable, moderate average maturity is in the long-term best interest of shareholders.

Respectfully,

/s/ Robert A. Dennis
Robert A. Dennis
Portfolio Manager

   PORTFOLIO MANAGER'S PROFILE

   ROBERT A. DENNIS JOINED MFS IN 1980 AND WAS NAMED ASSISTANT VICE PRESIDENT - INVESTMENTS IN 1981, VICE PRESIDENT - INVESTMENTS IN 1983, AND SENIOR VICE PRESIDENT IN 1986. A GRADUATE OF THE MASSACHUSETTS INSTITUTE OF TECHNOLOGY AND ITS SLOAN SCHOOL OF MANAGEMENT, HE HAS MANAGED MFS(R) MUNICIPAL LIMITED MATURITY FUND SINCE 1992.

FUND FACTS

  OBJECTIVE:               THE INVESTMENT OBJECTIVE OF THE FUND IS TO PROVIDE AS
                           HIGH A LEVEL OF CURRENT INCOME EXEMPT FROM FEDERAL
                           INCOME TAXES AS IS CONSIDERED CONSISTENT WITH PRUDENT
                           INVESTING WHILE SEEKING PROTECTION OF SHAREHOLDERS'
                           CAPITAL.

  COMMENCEMENT OF INVESTMENT OPERATIONS:  MARCH 17, 1992

  CLASS INCEPTION:         CLASS A  MARCH 17, 1992
                           CLASS B  SEPTEMBER 7, 1993
                           CLASS C  JULY 1, 1994

  SIZE:                    $48.9 MILLION NET ASSETS AS OF OCTOBER 31, 1997

PERFORMANCE SUMMARY

Because mutual funds like MFS Municipal Limited Maturity Fund are designed for investors with long-term goals, we have provided cumulative results as well as the average annual total returns for Class A, Class B, and Class C shares for the applicable time periods.

AVERAGE ANNUAL AND CUMULATIVE TOTAL RATES OF RETURN AS OF OCTOBER 31, 1997

CLASS A INVESTMENT RESULTS
(net asset value change including reinvested distributions)

                              6 Months       1 Year       5 Years  Life of Fund*
--------------------------------------------------------------------------------
Cumulative Total Return         +3.22%       +4.68%       +24.92%       +30.40%
--------------------------------------------------------------------------------
Average Annual Total Return       --         +4.68%       + 4.55%       + 4.83%
--------------------------------------------------------------------------------
SEC Results                       --         +2.11%       + 4.02%       + 4.36%
--------------------------------------------------------------------------------

CLASS B INVESTMENT RESULTS
(net asset value change including reinvested distributions)

                              6 Months       1 Year       5 Years  Life of Fund*
--------------------------------------------------------------------------------
Cumulative Total Return         +2.82%       +3.88%       +20.67%       +25.98%
--------------------------------------------------------------------------------
Average Annual Total Return       --         +3.88%       + 3.83%       + 4.19%
--------------------------------------------------------------------------------
SEC Results                       --         -0.12%       + 3.48%       + 4.04%
--------------------------------------------------------------------------------

CLASS C INVESTMENT RESULTS
(net asset value change including reinvested distributions)

                              6 Months       1 Year       5 Years  Life of Fund*
--------------------------------------------------------------------------------
Cumulative Total Return         +2.77%       +3.80%       +21.49%       +26.87%
--------------------------------------------------------------------------------
Average Annual Total Return       --         +3.80%       + 3.97%       + 4.32%
--------------------------------------------------------------------------------
SEC Results                       --         +2.80%       + 3.97%       + 4.32%
--------------------------------------------------------------------------------
* For the period from the commencement of the Fund's investment operations, March 17, 1992, through October 31, 1997.

All results are historical and assume the reinvestment of dividends and capital gains. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. Past performance is no guarantee of future results.

Class A share SEC results include the 2.50% maximum sales charge. Class B share SEC results reflect the applicable contingent deferred sales charge (CDSC), which declines over six years as follows: 4%, 4%, 3%, 3%, 2%, 1%, 0%. Class C shares have no initial sales charge but, along with Class B shares, have higher annual fees and expenses than Class A shares. Class C share purchases are subject to a 1% CDSC if redeemed within 12 months of purchase.

Class B and Class C share results include the performance and the operating expenses (e.g., Rule 12b-1 fees) of the Fund's Class A shares for periods prior to the inception of Class B and Class C shares. Because operating expenses attributable to Class B and Class C shares are higher than those of Class A shares, Class B and Class C share SEC performance generally would have been lower than Class A share performance. The Class A share performance included within the Class B and Class C share SEC performance has been adjusted to reflect the CDSC generally applicable to Class B and Class C shares rather than the initial sales charge generally applicable to Class A shares.

Performance results reflect any applicable expense subsidies and waivers, without which the performance results would have been less favorable. Subsidies and waivers may be rescinded at any time. See the prospectus for details.

PORTFOLIO CONCENTRATION AS OF OCTOBER 31, 1997

QUALITY RATINGS

               "AAA"                      54.2%
               "BBB"                      22.1%
               "AA"                       16.0%
               "A"                         7.7%

PORTFOLIO OF INVESTMENTS (Unaudited) - October 31, 1997

Municipal Bonds - 103.2%
------------------------------------------------------------------------------------------------
                                                               PRINCIPAL AMOUNT
ISSUER                                                            (000 OMITTED)            VALUE
------------------------------------------------------------------------------------------------
General Obligation - 24.9%
  Bridgeport, CT, AMBAC, 5.25s, 1999                                     $1,155      $ 1,179,243
  Commonwealth of Massachusetts, 7s, 1999                                 1,000        1,047,190
  Commonwealth of Puerto Rico, 5.5s, 2001                                   500          520,405
  District of Columbia, AMBAC, 7.25s, 1998(S)(S)                            500          509,250
  Honolulu, HI, FGIC, 5s, 2002                                              350          360,454
  Indianapolis, IN, Local Public Improvement Bond Bank,
    6.25s, 2001                                                           1,000        1,055,080
  Lawrence, MA, AMBAC, 9.7s, 2001                                         1,000        1,170,640
  New York City, NY, 5s, 2001                                               650          663,039
  New York City, NY, 5.5s, 2001                                             275          285,208
  New York City, NY, 6.125s, 2001                                           600          635,058
  New York City, NY, 5.7s, 2002                                             500          524,465
  New York City, NY, 5.3s, 2003                                             500          516,560
  North Slope Borough, AK, MBIA, 0s, 1999                                   375          350,044
  State of Hawaii, FGIC, 5s, 2002                                           400          411,748
  State of Louisiana, FGIC, 6s, 2000                                        500          523,940
  State of Maryland, 5s, 2002                                               500          517,280
  State of New Jersey, 5.5s, 2002                                           850          898,484
  State of Virginia, 5.375s, 1999                                           750          766,455
  Wallkill, NY, FGIC, 4.5s, 2001                                            220          222,559
                                                                                     -----------
                                                                                     $12,157,102
------------------------------------------------------------------------------------------------
State and Local Appropriation - 17.1%
  Metro Transportation Authority, NY, 5s, 2003                           $  350      $   352,380
  Michigan Building Authority Rev., 6.2s, 2002                            1,000        1,081,470
  Michigan Building Authority Rev., 5.4s, 2003                              375          394,627
  New York Dormitory Authority Rev. (City University), 5s, 2000             500          508,160
  New York Dormitory Authority Rev. (City University), 5s, 2003           1,060        1,078,455
  New York Dormitory Authority Rev. (State University), 4.9s, 2000          500          508,780
  New York Medical Care Facilities Finance Agency Rev., 5.9s, 2000          995        1,035,128
  New York Urban Development (Correctional Facilities), 5.5s, 2001          375          386,558
  New York Urban Development (Correctional Facilities), 5.5s, 2001        1,000        1,030,820
  New York Urban Development Corp. Rev., 6s, 2002                         1,000        1,055,340
  Ohio Building Authority Rev., 5.25s, 2003                                 400          421,248
  State of Utah, Building Ownership Authority, 5.5s, 2000                   500          516,150
                                                                                     -----------
                                                                                     $ 8,369,116
------------------------------------------------------------------------------------------------

Refunded and Special Obligations - 0.3%
  New York City, NY, 6s, 1999                                            $  100      $   102,350
  San Antonio, TX, Water Revenue, FGIC, 5.8s, 1999                           45           46,188
                                                                                     -----------
                                                                                     $   148,538
------------------------------------------------------------------------------------------------
Airport and Port Revenue - 6.2%
  Atlanta, GA, Airport Facilities Rev., AMBAC, 5.5s, 2001                $  500      $   519,590
  Denver, CO, City & County Airport Rev., 5.5s, 1999                        650          661,693
  Indianapolis, IN, Airport Authority Rev., FGIC, 5s, 1999                1,000        1,014,690
  Metropolitan Nashville, TN, Airport Rev., FGIC, 6.125s, 1999              800          825,232
                                                                                     -----------
                                                                                     $ 3,021,205
------------------------------------------------------------------------------------------------
Electric and Gas Utility Revenue - 19.2%
  Hillsborough County, FL, Utility Refunding, MBIA, 0s, 1999             $1,000      $   932,650
  Intermountain Power Agency, UT, Power Supply Rev., FSA, 5.25s, 2001       500          517,245
  Intermountain Power Agency, UT, Power Supply Rev.,
    MBIA, 5.25s, 1999                                                       500          509,725
  Intermountain Power Agency, UT, Power Supply Rev.,
    MBIA, 5.5s, 1999                                                      2,500        2,558,525
  Municipal Electric Authority, GA, MBIA, 5s, 2002                          600          617,340
  North Carolina Municipal Power, MBIA, 5s, 2001                            500          512,120
  Sacramento, CA, Municipal Utility District Electric
    Rev., FGIC, 6s, 2001                                                    620          658,490
  Washington Public Power Supply System Rev., 5s, 2000                    1,500        1,527,120
  Washington Public Power Supply System Rev., 5.45s, 2000                 1,500        1,543,890
                                                                                     -----------
                                                                                     $ 9,377,105
------------------------------------------------------------------------------------------------
Health Care Revenue - 3.2%
  Denison, TX, Hospital Authority (Texoma Medical Center,
    Inc.), 5.25s, 2001                                                   $  215      $   218,511
  Michigan Hospital Finance Authority Rev. (Mercy Health
    Services), 5.5s, 2000                                                   500          516,175
  New York Dormitory Authority Rev. (Manhattan Eye, Ear &
    Throat Hospital), 4.6s, 2001                                            500          499,635
  Stillwater, OK, Medical Center Authority (Stillwater
    Medical Center), 5.55s, 2001                                            335          340,018
                                                                                     -----------
                                                                                     $ 1,574,339
------------------------------------------------------------------------------------------------
Industrial Revenue (Corporate Guarantee) - 0.7%
  De Soto Parish, LA, Pollution Control Rev.
    (International Paper Co.), 5.05s, 2002                               $  350      $   359,632
------------------------------------------------------------------------------------------------
Insured Health Care Revenue - 5.8%
  Delaware County, IN, Hospital Authority (Ball Memorial
    Hospital), AMBAC, 6.625s, 2001                                       $1,600      $ 1,697,008
  Illinois Educational Facilities Authority Rev. (Sherman
    Health Systems), AMBAC, 5s, 2003                                        250          256,310
  Jackson County, MI, Hospital Finance Authority
    (Foote Memorial Hospital), AMBAC, 4.375s, 2002                          200          200,608
  Spartanburg County, SC, Health Service, MBIA, 4.5s, 2002                  675          677,646
                                                                                     -----------
                                                                                     $ 2,831,572
------------------------------------------------------------------------------------------------
Multi-Family Housing Revenue - 4.2%
  Rhode Island Housing & Mortgage Finance Corp., AMBAC,
    5.15s, 2001                                                          $1,000      $ 1,025,690
  Rhode Island Housing & Mortgage Finance Corp., AMBAC,
    5.25s, 2002                                                           1,000        1,031,590
                                                                                     -----------
                                                                                     $ 2,057,280
------------------------------------------------------------------------------------------------
Single Family Housing Revenue - 1.5%
  State of Hawaii, Housing Finance & Development Corp.,
    4.45s, 2001                                                          $  750      $   751,710
------------------------------------------------------------------------------------------------
Solid Waste Revenue - 2.1%
  Delaware County, PA, Industrial Development Authority
    Rev. (Recovery Facilities), 5.5s, 2000                               $1,000      $ 1,019,840
------------------------------------------------------------------------------------------------
Student Loan Revenue - 2.8%
  Alaska Student Loan Corp. Rev., AMBAC, 5s, 2003                        $  400      $   405,968
  Colorado Student Obligation Bond Authority, 6.125s, 1998                  155          157,747
  Louisiana Public Facilities Authority (Student Loan
    Rev.), 6.5s, 2002                                                       770          813,058
                                                                                     -----------
                                                                                     $ 1,376,773
------------------------------------------------------------------------------------------------
Turnpike Revenue - 2.1%
  New Jersey Transit Corp., FSA, 5s, 2000                                $1,000      $ 1,017,900
------------------------------------------------------------------------------------------------
Universities - 5.1%
  California Educational Facilities Authority Rev.
    (College & University), 5.15s, 2000                                  $  360      $   363,625
  Citadel Military College, SC, AMBAC, 4.875s, 2002                         715          729,836
  District of Columbia (Georgetown University), MBIA,
    5.5s, 2001                                                              500          518,475
  Metropolitan Nashville, TN (Vanderbilt University),
    5.25s, 2001                                                             500          511,815
  State of New Hampshire, Higher Education & Health
    (New Hampshire College), 5.65s, 2003                                    345          347,712
                                                                                     -----------
                                                                                     $ 2,471,463
------------------------------------------------------------------------------------------------
Water and Sewer Utility Revenue - 2.8%
  Philadelphia, PA, Water & Sewer Rev., MBIA, 0s, 2002                   $  500      $   403,245
  San Antonio, TX, Water Revenue, FGIC, 5.8s, 1999                          955          979,926
                                                                                     -----------
                                                                                     $ 1,383,171
------------------------------------------------------------------------------------------------
Other - 5.2%
  Connecticut Special Assessment, AMBAC, 5s, 1999                        $1,000      $ 1,019,270
  Michigan Underground Storage, AMBAC, 5s, 1999                           1,000        1,015,170
  State of Minnesota Rev., AMBAC, 5s, 1999                                  500          508,455
                                                                                     -----------
                                                                                     $ 2,542,895
------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $49,643,626)                                     $50,459,641
Other Assets, Less Liabilities - (3.2)%                                               (1,574,233)
------------------------------------------------------------------------------------------------
Net assets - 100.0%                                                                  $48,885,408
------------------------------------------------------------------------------------------------

     (S)(S) When-issued security. At October 31, 1997, the Fund had sufficient cash and/or securities at least equal to the value of the when-issued security.
See notes to financial statements

FINANCIAL STATEMENTS

Statement of Assets and Liabilities (Unaudited)
--------------------------------------------------------------------------------
OCTOBER 31, 1997
------------------------------------------------------------------------------
Assets:
  Investments, at value (identified cost, $49,643,626)             $50,459,641
  Cash                                                                   1,370
  Receivable for Fund shares sold                                      432,067
  Receivable for investments sold                                      949,119
  Interest receivable                                                  726,371
  Other assets                                                             484
                                                                   -----------
      Total assets                                                 $52,569,052
                                                                   -----------
Liabilities:
  Distributions payable                                            $    50,374
  Payable for Fund shares reacquired                                    67,121
  Payable for investments purchased                                  3,040,953
  Payable for when-issued investments purchased                        507,335
  Payable to affiliates -
    Management fee                                                         400
    Distribution and service fee                                         9,531
  Accrued expenses and other liabilities                                 7,930
                                                                   -----------
      Total liabilities                                            $ 3,683,644
                                                                   -----------
Net assets                                                         $48,885,408
                                                                   ===========

Net assets consist of:
  Paid-in capital                                                  $48,853,472
  Unrealized appreciation on investments                               816,015
  Accumulated net realized loss on investments                        (813,591)
  Accumulated undistributed net investment income                       29,512
                                                                   -----------
      Total                                                        $48,885,408
                                                                   ===========
Shares of beneficial interest outstanding                           6,443,184
                                                                    =========

Class A shares:
  Net asset value per share
    (net assets of $39,082,373 / 5,150,232 shares of
    beneficial interest outstanding)                                 $7.59
                                                                     =====
  Offering price per share (100 / 97.5)                              $7.78
                                                                     =====

Class B shares:
  Net asset value and offering price per share
    (net assets of $6,861,243 / 905,309 shares of beneficial
    interest outstanding)                                            $7.58
                                                                     =====

Class C shares:
  Net asset value and offering price per share
    (net assets of $2,941,792 / 387,643 shares of beneficial
    interest outstanding)                                            $7.59
                                                                     =====

On sales of $50,000 or more, the offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares.

See notes to financial statements

Statement of Operations (Unaudited)
----------------------------------------------------------------------------
SIX MONTHS ENDED OCTOBER 31, 1997
----------------------------------------------------------------------------

Net investment income:
  Interest income                                                $1,178,821
                                                                 ----------
  Expenses -
    Management fee                                               $   98,274
    Trustees' compensation                                            6,018
    Shareholder servicing agent fee                                  31,990
    Distribution and service fee (Class A)                           29,609
    Distribution and service fee (Class B)                           30,639
    Distribution and service fee (Class C)                           15,293
    Administrative fee                                                3,691
    Registration fee                                                 20,784
    Printing                                                         20,373
    Custodian fee                                                    10,868
    Auditing fees                                                     9,109
    Postage                                                           2,884
    Legal fees                                                          775
    Miscellaneous                                                     7,278
                                                                 ----------
      Total expenses                                             $  287,585
    Preliminary reduction of expenses pursuant to
      reimbursement agreement                                       (29,099)
    Fees paid indirectly                                             (3,568)
                                                                 ----------
      Net expenses                                               $  254,918
                                                                 ----------
        Net investment income                                    $  923,903
                                                                 ----------
Realized and unrealized gain on investments:
  Realized gain on investment transactions (identified cost
    basis)                                                       $   60,227
  Change in unrealized appreciation on investments                  529,181
                                                                 ----------
      Net realized and unrealized gain on investments            $  589,408
                                                                 ----------
          Increase in net assets from operations                 $1,513,311
                                                                 ==========
See notes to financial statements


Statement of Changes in Net Assets
----------------------------------------------------------------------------------------------------------
                                                            SIX MONTHS ENDED
                                                            OCTOBER 31, 1997                    YEAR ENDED
                                                                 (UNAUDITED)                APRIL 30, 1997
----------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
From operations -
  Net investment income                                          $   923,903                  $  2,111,635
  Net realized gain on investments                                    60,227                        56,348
  Net unrealized gain (loss) on investments                          529,181                      (260,759)
                                                                 -----------                  ------------
    Increase in net assets from operations                       $ 1,513,311                  $  1,907,224
                                                                 -----------                  ------------
Distributions declared to shareholders -
  From net investment income (Class A)                           $  (772,928)                 $ (1,788,875)
  From net investment income (Class B)                              (105,246)                     (218,897)
  From net investment income (Class C)                               (46,878)                      (97,816)
                                                                 -----------                  ------------
    Total distributions declared to shareholders                 $  (925,052)                 $ (2,105,588)
                                                                 -----------                  ------------

    Net decrease in net assets from Fund share transactions      $(2,456,435)                 $(10,197,380)
                                                                 -----------                  ------------
      Total decrease in net assets                               $(1,868,176)                 $(10,395,744)
Net assets:
  At beginning of period                                         $50,753,584                  $ 61,149,328
                                                                 -----------                  ------------

At end of period (including accumulated undistributed net
  investment income of $29,512 and $30,661, respectively)        $48,885,408                  $ 50,753,584
                                                                 ===========                  ============
See notes to financial statements


Financial Highlights
-------------------------------------------------------------------------------------------------------
                                             YEAR ENDED APRIL 30,
                                                 SIX MONTHS ENDED
                                                 OCTOBER 31, 1997    ----------------------------------
                                                      (UNAUDITED)       1997         1996         1995
-------------------------------------------------------------------------------------------------------
                                                         CLASS A
-------------------------------------------------------------------------------------------------------
Per share data (for a share outstanding throughout each period):
Net asset value - beginning of period                     $ 7.50        $ 7.53       $ 7.45       $ 7.47
                                                          ------        ------       ------       ------

Income from investment operations -
  Net investment income(S)                                $ 0.15        $ 0.29       $ 0.30       $ 0.28
  Net realized and unrealized gain (loss) on investments    0.09         (0.03)        0.08        (0.02)
                                                          ------        ------       ------       ------
      Total from investment operations                    $ 0.24        $ 0.26       $ 0.38       $ 0.26
                                                          ------        ------       ------       ------

Less distributions declared to shareholders -
  From net investment income                              $(0.15)       $(0.29)      $(0.30)      $(0.28)
  In excess of net investment income(++)                     --            --           --         (0.00)
                                                          ------        ------       ------       ------
      Total distributions declared to shareholders        $(0.15)       $(0.29)      $(0.30)      $(0.28)
                                                          ------        ------       ------       ------
Net asset value - end of period                           $ 7.59        $ 7.50       $ 7.53       $ 7.45
                                                          ======        ======       ======       ======
Total return(+)                                            3.22%++       3.51%        5.11%        3.55%
Ratios (to average net assets)/Supplemental data(S):
  Expenses##                                               0.88%+        0.95%        0.95%        0.95%
  Net investment income                                    3.91%+        3.86%        4.00%        3.74%
Portfolio turnover                                           32%           78%          43%          50%
Net assets at end of period (000 omitted)                $39,082       $40,953      $50,387      $64,329

   + Annualized.
  ++ Not annualized.
  ## For fiscal years ending after September 1, 1995, the Fund's expenses are calculated without reduction for fees paid indirectly.
 (+) Total returns for Class A shares do not include the applicable sales charge. If the charge had been included, the results would have been lower.
(++) For the year ended April 30, 1995, the per share distributions in excess of net investment income was $0.002.
 (S) The investment advisor voluntarily agreed to maintain the expenses of the Fund's Class A shares at not more than 0.95% of average daily net assets. To the extent actual expenses exceeded the limitation, the net investment income per share and the ratios would have been:
        Net investment income                             $ 0.14        $ 0.29       $ 0.30       $ 0.28
        Ratios (to average net assets):
          Expenses                                         0.99%+        1.02%        0.99%        0.95%
          Net investment income                            3.80%+        3.79%        3.96%        3.74%

See notes to financial statements


Financial Highlights - continued
-------------------------------------------------------------------------------------------
                                                                    YEAR ENDED AUGUST 31,
                                              EIGHT MONTHS ENDED  -------------------------
                                                  APRIL 30, 1994          1993         1992*
-------------------------------------------------------------------------------------------
                                                         CLASS A
-------------------------------------------------------------------------------------------
Per share data (for a share outstanding throughout each period):
Net asset value - beginning of period                     $ 7.72        $ 7.43       $ 7.31
                                                          ------        ------       ------

Income from investment operations# -
  Net investment income(S)                                $ 0.19        $ 0.31       $ 0.15
  Net realized and unrealized gain (loss) on
   investments                                             (0.22)         0.30         0.12
                                                          ------        ------       ------
      Total from investment operations                    $(0.03)       $ 0.61       $ 0.27
                                                          ------        ------       ------

Less distributions declared to shareholders -
  From net investment income(+++)                         $(0.19)       $(0.31)      $(0.15)
  From net realized gain on investments                      --          (0.01)         --
  In excess of net investment income(++)                   (0.00)          --           --
  In excess of net realized gain on
    investments                                            (0.03)          --           --
                                                          ------        ------       ------
      Total distributions declared to
        shareholders                                      $(0.22)       $(0.32)      $(0.15)
                                                          ------        ------       ------
Net asset value - end of period                           $ 7.47        $ 7.72       $ 7.43
                                                          ======        ======       ======
Total return(+)                                          (0.59)%+        8.47%        8.26%+
Ratios (to average net
assets)/Supplemental data(S):
  Expenses                                                 0.89%+        0.68%        0.55%+
  Net investment income                                    3.72%+        4.04%        4.25%+
Portfolio turnover                                           48%           69%           8%
Net assets at end of period (000 omitted)                $83,367       $87,192      $21,312

    * For the period from the commencement of the Fund's offering of Class A shares, March 17,
      1992, through August 31, 1992.
    + Annualized.
    # Per share data for the periods subsequent to April 30, 1994, are based on average shares outstanding.
  (+) Total returns for Class A shares do not include the applicable sales charge. If the charge had been included, the results would have been lower.
 (++) For the eight months ended April 30, 1994, the per share distributions in excess of net investment income was $0.002.
(+++) For the period ended August 31, 1992, the per share distributions from net investment income includes a per share distribution from paid-in capital of $0.0007.
  (S) The investment advisor voluntarily agreed to maintain the expenses of the Fund at not more than 0.95% of average daily net assets. To the extent actual expenses exceeded the limitation, the net investment income per share and the ratios would have been:

       Net investment income                              $ 0.18       $ 0.28        $ 0.13
       Ratios (to average net assets):
         Expenses                                          1.12%+       1.16%         1.16%+
         Net investment income                             3.49%+       3.57%         3.64%+

See notes to financial statements


Financial Highlights - continued
-----------------------------------------------------------------------------------------------------------------------
                                        SIX MONTHS ENDED                           YEAR ENDED APRIL 30,
                                        OCTOBER 31, 1997       --------------------------------------------------------
                                             (UNAUDITED)              1997          1996          1995            1994**
-----------------------------------------------------------------------------------------------------------------------
                                                 CLASS B
-----------------------------------------------------------------------------------------------------------------------
Per share data (for a share outstanding throughout each period):
Net asset value - beginning of period             $ 7.49            $ 7.52        $ 7.44        $ 7.46          $ 7.75
                                                  ------            ------        ------        ------          ------

Income from investment operations# -
  Net investment income(S)                        $ 0.12            $ 0.23        $ 0.25        $ 0.21          $ 0.14
  Net realized and unrealized gain (loss)
   on investments                                   0.09             (0.03)         0.07         (0.02)          (0.26)
                                                  ------            ------        ------        ------          ------
     Total from investment operations             $ 0.21            $ 0.20        $ 0.32        $ 0.19          $(0.12)
                                                  ------            ------        ------        ------          ------

Less distributions declared to
 shareholders -
  From net investment income                      $(0.12)           $(0.23)       $(0.24)       $(0.21)         $(0.13)
  In excess of net investment income(++)            --                --            --           (0.00)          (0.01)
  In excess of net realized gain on investments
                                                    --                --            --            --             (0.03)
                                                  ------            ------        ------        ------          ------
     Total distributions declared to shareholders
                                                  $(0.12)           $(0.23)       $(0.24)       $(0.21)         $(0.17)
                                                  ------            ------        ------        ------          ------
Net asset value - end of period                   $ 7.58            $ 7.49        $ 7.52        $ 7.44          $ 7.46
                                                  ======            ======        ======        ======          ======
Total return                                       2.82%++           2.71%         4.34%         2.67%         (2.37)%+
Ratios (to average net assets)/Supplemental data(S):
  Expenses##                                       1.65%+            1.73%         1.70%         1.80%           1.74%+
  Net investment income                            3.14%+            3.08%         3.25%         2.88%           2.79%+
Portfolio turnover                                   32%               78%           43%           50%             48%
Net assets at end of period (000 omitted)         $6,861            $6,503        $7,749        $7,792          $7,415

  ** For the period from the commencement of the Fund's offering of Class B shares, September 7, 1993, through April
     30, 1994.
   + Annualized.
  ++ Not annualized.
   # Per share data for the periods subsequent to April 30, 1994, are based on average shares outstanding.
  ## For fiscal years ending after September 1, 1995, the Fund's expenses are calculated without reduction for fees paid indirectly.
(++) For the year ended April 30, 1995, the per share distributions in excess of net investment income was $0.001.
 (S) The investment advisor voluntarily agreed to maintain the expenses of the Fund's Class B shares at not more than
     1.80% of average daily net assets. To the extent actual expenses were over the limitations, the net investment income per share and the ratios would have been:

   Net investment income                          $ 0.12            $ 0.23        $ 0.25        $ 0.21          $ 0.12
   Ratios (to average net assets):
     Expenses                                      1.76%+            1.80%         1.74%         1.80%           2.05%+
     Net investment income                         3.03%+            3.01%         3.21%         2.88%           2.48%+

See notes to financial statements


Financial Highlights - continued
--------------------------------------------------------------------------------------------------------
                                            YEAR ENDED APRIL 30,
                                                SIX MONTHS ENDED
                                                OCTOBER 31, 1997    ------------------------------------
                                                      (UNAUDITED)         1997         1996       1995***
--------------------------------------------------------------------------------------------------------
                                                         CLASS C
--------------------------------------------------------------------------------------------------------
Per share data (for a share outstanding throughout each period):
Net asset value - beginning of period                     $ 7.50        $ 7.53       $ 7.45       $ 7.45
                                                          ------        ------       ------       ------

Income from investment operations# -
  Net investment income(S)                                $ 0.12        $ 0.23       $ 0.23       $ 0.21
  Net realized and unrealized
   gain (loss) on investments                               0.09         (0.03)        0.08        (0.02)
                                                          ------        ------       ------       ------
      Total from investment operations                    $ 0.21        $ 0.20       $ 0.31       $ 0.19
                                                          ------        ------       ------       ------

Less distributions declared to
shareholders -
  From net investment income                              $(0.12)       $(0.23)      $(0.23)      $(0.19)
  In excess of net investment income(++)                     --            --           --         (0.00)
                                                          ------        ------       ------       ------
      Total distributions declared to shareholders        $(0.12)       $(0.23)      $(0.23)      $(0.19)
                                                          ------        ------       ------       ------
Net asset value - end of period                           $ 7.59        $ 7.50       $ 7.53       $ 7.45
                                                          ======        ======       ======       ======
Total return                                               2.77%++       2.64%        4.23%        2.53%+
Ratios (to average net assets)/Supplemental data(S):
  Expenses##                                               1.73%+        1.80%        1.80%        1.79%+
  Net investment income                                    3.06%+        3.03%        3.16%        2.77%+
Portfolio turnover                                           32%           78%          43%          50%
Net assets at end of period (000 omitted)                 $2,942        $3,297       $3,013       $1,934

 *** For the period from the commencement of the Fund's offering of Class C shares, July 1, 1994, through April 30, 1995.
   + Annualized.
  ++ Not annualized.
   # Per share data for the periods subsequent to April 30, 1994, are based on average shares outstanding.
  ## For fiscal years ending after September 1, 1995, the Fund's expenses are calculated without reduction for fees paid indirectly.
(++) For the year ended April 30, 1995, the per share distributions in excess of net investment income was $0.001.
 (S) The investment advisor voluntarily agreed to maintain the expenses of the Fund's Class C shares at not more than 1.80% of average daily net assets. To the extent actual expenses were over the limitations, the net investment income per share and the ratios would have been:
       Net investment income                              $ 0.11        $ 0.22       $ 0.23       $ 0.21
       Ratios (to average net assets):
        Expenses                                           1.84%+        1.87%        1.84%        1.79%+
        Net investment income                              2.95%+        2.96%        3.12%        2.77%+

See notes to financial statements

NOTES TO FINANCIAL STATEMENTS (Unaudited)

(1) Business and Organization
MFS Municipal Limited Maturity Fund (the Fund) is a diversified series of MFS Series Trust IX (the Trust). The Trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) Significant Accounting Policies
General - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Investment Valuations - Debt securities (other than short-term obligations which mature in 60 days or less), including listed issues, are valued on the basis of valuations furnished by dealers or by a pricing service with consideration to factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data, without exclusive reliance upon exchange or over-the-counter prices. Short-term obligations, which mature in 60 days or less, are valued at amortized cost, which approximates market value. Securities for which there are no such quotations or valuations are valued at fair value as determined in good faith by or at the direction of the Trustees.

Investment Transactions and Income - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and original issue discount are amortized or accreted for financial statement and tax reporting purposes as required by federal income tax regulations.

Fees Paid Indirectly - The Fund's custody fee is calculated as a percentage of the Fund's average daily net assets. The fee is reduced according to a fee arrangement which measures the value of cash deposited with the custodian by the Fund. This amount is shown as a reduction of expenses on the Statement of Operations.

Tax Matters and Distributions - The Fund's policy is to comply with the provisions of the Internal Revenue Code (the Code) applicable to regulated investment companies and to distribute to shareholders all of its net income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is provided. The Fund files a tax return annually using tax accounting methods required under provisions of the Code which may differ from generally accepted accounting principles, the basis on which these financial statements are prepared. Accordingly, the amount of net investment income and net realized gain reported on these financial statements may differ from that reported on the Fund's tax return and, consequently, the character of distributions to shareholders reported in the financial highlights may differ from that reported to shareholders on Form 1099-DIV. Distributions paid by the Fund from net interest received on tax-exempt municipal bonds are not includable by shareholders as gross income for federal income tax purposes because the Fund intends to meet certain requirements of the Code applicable to regulated investment companies, which will enable the Fund to pay exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax-preference item to shareholders. Distributions to shareholders are recorded on the ex-dividend date.

The Fund distinguishes between distributions on a tax basis and a financial reporting basis and requires that only distributions in excess of tax basis earnings and profits are reported in the financial statements as a tax return of capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits which result in temporary over-distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains. At April 30, 1997, the Fund, for federal income tax purposes, had a capital loss carryforward of $873,818, which may be applied against any net taxable realized gains in each succeeding year until the earlier of its utilization or expiration on April 30, 2003, ($798,921), April 30, 2004, ($32,070), and April 30, 2005, ($42,827).

Multiple Classes of Shares of Beneficial Interest - The Fund offers multiple classes of shares. The three classes of shares differ in their respective distribution and service fees. All shareholders bear the common expenses of the Fund pro rata based on settled shares outstanding of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

(3) Transactions with Affiliates
Investment Adviser - The Fund has an investment advisory agreement with Massachusetts Financial Services Company (MFS) to provide overall investment advisory and administrative services, and general office facilities. The management fee is computed daily and paid monthly at an annual rate of 0.40% of the Fund's average daily net assets. The investment advisor has voluntarily agreed to waive a portion of its fee, which is reflected as a preliminary reduction of expenses in the Statement of Operations.

The Fund has a temporary expense reimbursement agreement, whereby MFS has voluntarily agreed to pay all of the Fund's operating expenses, exclusive of management, distribution, and service fees. The Fund in turn will pay MFS an expense reimbursement fee not greater than 0.40% of average daily net assets. To the extent that the expense reimbursement fee exceeds the Fund's actual expenses, the excess will be applied to amounts paid to MFS in prior years. At October 31, 1997, the aggregate unreimbursed expenses owed to MFS by the Fund amounted to $204,433 including $12,516 incurred in the current period.

Administrator - Effective March 1, 1997, the Fund has an administrative services agreement with MFS to provide the Fund with certain financial, legal, shareholder servicing, compliance, and other administrative services. As a partial reimbursement for the cost of providing these services, the Fund pays MFS an administrative fee at the following annual percentages of the Fund's average daily net assets, provided that the administrative fee is not assessed on Fund assets that exceed $3 billion:

            First $1 billion                               0.0150%
            Next $1 billion                                0.0125%
            Next $1 billion                                0.0100%
            In excess of $3 billion                        0.0000%

The Fund pays no compensation directly to its Trustees who are officers of the investment adviser, or to officers of the Fund, all of whom receive remuneration for their services to the Fund from MFS. Certain officers and Trustees of the Fund are officers or directors of MFS, MFS Fund Distributors, Inc. (MFD), and MFS Service Center, Inc. (MFSC). The Fund has an unfunded defined benefit plan for all its independent Trustees and Mr. Bailey. Included in Trustees' compensation is a net periodic pension expense of $1,673 for the period ended October 31, 1997.

Distributor - MFD, a wholly owned subsidiary of MFS, as distributor, received $2,885 for the period ended October 31, 1997, as its portion of the sales charge on sales of Class A shares of the Fund. The Trustees have adopted a distribution plan for Class A, Class B, and Class C shares pursuant to Rule 12b-1 of the Investment Company Act of 1940 as follows:

The Fund's distribution plan provides that the Fund will pay MFD up to 0.35% per annum of its average daily net assets attributable to Class A shares in order that MFD may pay expenses on behalf of the Fund related to the distribution and servicing of its shares. These expenses include a service fee to each securities dealer that enters into a sales agreement with MFD of up to 0.25% per annum (reduced to a maximum of 0.15% per annum for an indefinite period) of the Fund's average daily net assets attributable to Class A shares which are attributable to that securities dealer, a distribution fee to MFD of up to 0.10% per annum of the Fund's average daily net assets attributable to Class A shares, commissions to dealers and payments to MFD wholesalers for sales at or above a certain dollar level, and other such distribution-related expenses that are approved by the Fund. MFD retains the service fee for accounts not attributable to a securities dealer which amounted to $6,830 for the period ended October 31, 1997. Payment of the 0.10% per annum Class A distribution fee will commence on such date as the Trustees of the Trust may determine. Fees incurred under the distribution plan during the period ended October 31, 1997, were 0.15% of the average daily net assets attributable to Class A shares on an annualized basis.

The Fund's distribution plan provides that the Fund will pay MFD a distribution fee of 0.75% per annum, and a service fee of up to 0.25% per annum, of the Fund's average daily net assets attributable to Class B and Class C shares. The service fee is currently being reduced to 0.15% on Class B shares held over a year. MFD will pay to securities dealers that enter into a sales agreement with MFD all or a portion of the service fee attributable to Class B and Class C shares, and will pay to such securities dealers all of the distribution fee attributable to Class C shares. The service fee is intended to be additional consideration for services rendered by the dealer with respect to Class B and Class C shares. MFD retains the service fee for accounts not attributable to a securities dealer, which amounted to $789 and $54 for Class B and Class C shares, respectively, for the period ended October 31, 1997. Fees incurred under the distribution plan during the period ended October 31, 1997, were 0.92% and 1.00% of the Fund's average daily net assets attributable to Class B and Class C shares, respectively, on an annualized basis.

Purchases over $1 million of Class A shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within 12 months following such purchase. A contingent deferred sales charge is imposed on shareholder redemptions of Class B shares in the event of a shareholder redemption within six years of purchase. A contingent deferred sales charge is imposed on shareholder redemptions of Class C shares in the event of a shareholder redemptions within 12 months of purchases made on or after April 1, 1996. MFD receives all contingent deferred sales charges. Contingent deferred sales charges imposed during the period ended October 31, 1997, were $0, $16,006, and $0, for Class A, Class B, and Class C shares, respectively.

Shareholder Servicing Agent - MFSC, a wholly owned subsidiary of MFS, earns a fee for its services as shareholder servicing agent. The fee is calculated as a percentage of the Fund's average daily net assets at an effective annual rate of 0.13%. (4) Portfolio Securities Purchases and sales of investments, other than U.S. government securities, purchased option transactions, and short-term obligations aggregated $16,482,501 and $15,582,042, respectively.

The cost and unrealized appreciation or depreciation in value of the investments owned by the Fund, as computed on a federal income tax basis, are as follows:

Aggregate cost                                                    $49,643,626
                                                                  -----------
Gross unrealized appreciation                                     $   818,017
Gross unrealized depreciation                                          (2,002)
                                                                  -----------
    Net unrealized appreciation                                   $   816,015
                                                                  ===========

(5) Shares of Beneficial Interest
The Fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

Class A Shares

                                   SIX MONTHS ENDED OCTOBER 31, 1997           YEAR ENDED APRIL 30, 1997
                                   ---------------------------------    --------------------------------
                                           SHARES             AMOUNT           SHARES             AMOUNT
----------------------------------------------------------------------------------------------------------
Shares sold                             1,121,206       $  8,485,309        1,574,476       $ 11,862,568
Shares issued to shareholders in
  reinvestment of distributions            67,465            510,579          160,862          1,211,040
Shares reacquired                      (1,500,426)       (11,341,867)      (2,966,712)       (22,348,637)
                                       ----------       ------------       ----------       ------------
    Net decrease                         (311,755)      $ (2,345,979)      (1,231,374)      $ (9,275,029)
                                       ==========       ============       ==========       ============

Class B Shares

                                   SIX MONTHS ENDED OCTOBER 31, 1997           YEAR ENDED APRIL 30, 1997
                                   ---------------------------------    --------------------------------
                                           SHARES             AMOUNT           SHARES             AMOUNT
----------------------------------------------------------------------------------------------------------
Shares sold                               141,959        $ 1,074,160          222,124       $  1,670,226
Shares issued to shareholders in
  reinvestment of distributions             7,534             56,950           15,642            117,619
Shares reacquired                        (112,652)          (848,809)        (399,994)        (3,007,251)
                                         --------        -----------        ---------       ------------
    Net increase (decrease)                36,841        $   282,301         (162,228)      $ (1,219,406)
                                         ========        ===========        =========       ============

Class C Shares

                                   SIX MONTHS ENDED OCTOBER 31, 1997           YEAR ENDED APRIL 30, 1997
                                   ---------------------------------    --------------------------------
                                           SHARES             AMOUNT           SHARES             AMOUNT
----------------------------------------------------------------------------------------------------------
Shares sold                                62,762         $  474,314          199,462        $ 1,502,376
Shares issued to shareholders in
  reinvestment of distributions             5,819             44,036           12,406             93,436
Shares reacquired                        (120,626)          (911,107)        (172,386)        (1,298,757)
                                         --------        -----------         --------        -----------
    Net increase (decrease)               (52,045)       $  (392,757)          39,482        $   297,055
                                         ========        ===========         ========        ===========

(6) Line of Credit
The Fund and other affiliated funds participate in a $400 million unsecured line of credit provided by a syndication of banks under a line of credit agreement. Borrowings may be made to temporarily finance the repurchase of Fund shares. Interest is charged to each fund, based on its borrowings, at a rate equal to the bank's base rate. In addition, a commitment fee, based on the average daily unused portion of the line of credit, is allocated among the participating funds at the end of each quarter. The commitment fee allocated to the Fund for the period ended October 31, 1997, was $118.

                 --------------------------------------------
This report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

MFS(R) MUNICIPAL LIMITED MATURITY FUND

Trustees                                               Assistant Secretary
A. Keith Brodkin* - Chairman and President             James R. Bordewick, Jr.*

Richard B. Bailey* - Private Investor;                 Custodian
Former Chairman and Director (until 1991),             State Street Bank and Trust Company
Massachusetts Financial Services Company;
Director, Cambridge Bancorp; Director,                 Investor Information
Cambridge Trust Company                                For MFS stock and bond market outlooks, call
                                                       toll free: 1-800-637-4458 anytime from a
Peter G. Harwood - Private Investor                    touch-tone telephone.

J. Atwood Ives - Chairman and Chief Executive          For information on MFS mutual funds, call
Officer, Eastern Enterprises                           your financial adviser or, for an information
                                                       kit, call toll free: 1-800-637-2929 any
Lawrence T. Perera - Partner, Hemenway                 business day from 9 a.m. to 5 p.m. Eastern
& Barnes                                               time (or leave a message anytime).

William J. Poorvu - Adjunct Professor,                 Investor Service
Harvard University Graduate School of                  MFS Service Center, Inc.
Business Administration                                P.O. Box 2281
                                                       Boston, MA 02107-9906
Charles W.Schmidt - Private Investor
                                                       For general information, call toll free:
Arnold D. Scott* - Senior Executive Vice               1-800-225-2606 any business day from
President, Director and Secretary,                     8 a.m. to 8 p.m. Eastern time.
Massachusetts Financial Services Company
                                                       For service to speech- or hearing-impaired,
Jeffrey L. Shames* - President and Director,           call toll free: 1-800-637-6576 any business
Massachusetts Financial Services Company               day from 9 a.m. to 5 p.m. Eastern time. (To
                                                       use this service, your phone must be equipped
Elaine R. Smith - Independent Consultant               with a Telecommunications Device for the
David B. Stone - Chairman, North American              Deaf.)
Management Corp. (investment advisers)
                                                       For share prices, account balances, and
Investment Adviser                                     exchanges, call toll free: 1-800-MFS-TALK
Massachusetts Financial Services Company               (1-800-637-8255) anytime from a touch-tone
500 Boylston Street                                    telephone.
Boston, MA 02116-3741
                                                       World Wide Web
Distributor                                            www.mfs.com
MFS Fund Distributors, Inc.
500 Boylston Street
Boston, MA 02116-3741                                  [Dalbar Logo]       For the fourth year in a
                                                                           row, MFS earned a #1
Portfolio Manager                                      ranking in the DALBAR, Inc. Broker/Dealer
Robert A. Dennis*                                      Survey, Main Office Operations Service
                                                       Quality Category. The firm achieved a 3.42
Treasurer                                              overall score on a scale of 1 to 4 in the
W. Thomas London*                                      1997 survey. A total of 111 firms responded,
                                                       offering input on the quality of service they
Assistant Treasurers                                   received from 29 mutual fund companies
Mark E. Bradley*                                       nationwide. The survey contained questions
Ellen Moynihan*                                        about service quality in 11 categories,
James O. Yost*                                         including "knowledge of operations contact,"
                                                       "keeping you informed," and "ease of doing
Secretary                                              business" with the firm.
Stephen E. Cavan*

*Affiliated with the Investment Adviser

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                                                         -------------
MFS(R) MUNICIPAL LIMITED                                    BULK RATE
MATURITY FUND                                             U.S. POSTAGE
                                                              PAID
                                                               MFS
                                                         -------------
500 Boylston Street
Boston, MA 02116-3741


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500 Boylston Street, Boston, MA 02116-3741
                                                     MML-3 12/97 10M 37/237/337